Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2018
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Bank demand deposits	4,614,158	1,631,861	25,063
Term deposits	846,394	6,714,665	103,128
Cash on hand	118	—	—

Total	5,460,670	8,346,526	128,191